                         TCW/DW SMALL CAP GROWTH FUND

                            Two World Trade Center
                           New York, New York 10048

DEAR SHAREHOLDER:
-----------------------------------------------------------------------------

   During the six-month period ended August 31, 1995, the U.S. stock market, led by technology stocks, scaled new heights, increasing an impressive 16.41 percent, as measured by the Dow Jones Industrial Average (the Standard & Poor's 500 Composite Stock Price Index and the NASDAQ Composite Index increased 16.79 percent and 28.52 percent, respectively). The financial markets' dramatic moves largely reflected a slowing of the U.S. economy and a shift to the belief that the Federal Reserve would ease monetary policy.

THE MARKETPLACE

   According to the Fund's investment adviser, TCW Funds Management, Inc.
(TCW), the outlook for financial assets improved markedly this summer as the dollar broke out of a five-year downtrend. In addition to attracting foreign investors into the U.S. market, a stronger dollar gives the Federal Reserve Board additional flexibility to reduce interest rates. The positive impact of a rising dollar on inflation also leads to lower rates. An added benefit of the stronger dollar will be the J-curve impact causing the trade deficit with Japan to decline substantially. Ironically, the other "twin" deficit is also falling as the budget deficit is being positively affected by better than anticipated economic growth and remarkably stable inflation.

   A more favorable mix of moderate economic growth and low inflation provides an excellent backdrop for the financial markets. Based on recent statistics, TCW believes that the economy should continue to expand, but at a rate that will not create inflationary pressures. While TCW recognizes that the stock market is already discounting to a certain degree the positive outlook for equities, the combination of falling interest rates, a rising dollar, declining trade and budget deficits, strong corporate cash flow and positive supply/demand factors, leaves the market with further upside potential.

   TCW/DW Small Cap Growth Fund is well positioned to benefit from an environment in which TCW believes small stocks will outperform large stocks. With the help of the weak dollar in 1994, earnings for large companies on balance grew faster than in smaller companies and as a result, small cap stocks underperformed. In 1995, earnings for small companies should grow considerably faster than for their larger counterparts. Also contributing to their outperformance is the fact that small stocks are more attractively valued in terms of earnings, sales and book value.

PERFORMANCE AND PORTFOLIO

   During the six month period ended August 31, 1995, TCW/DW Small Cap Growth Fund posted a total return of 34.34 percent, this compares with a return of
16.79 percent for the broad-based capitalization- weighted Standard & Poor's 500 Composite Stock Price Index and a return of 20.09 percent for the Russell 2000 Small Stock Index ( a capitalization-weighted price-only index of the 2,000 smallest stocks represented in the Russell 3000 Index). The Fund's above-average results were obviously helped by its technology holding, but the Fund also enjoyed strong performance in business services, leisure, financial services, restaurants, and health care.

   Although a number of changes were made in the Fund over the last six months, there was very little change in the weightings of broad industry sectors. Industries where weightings were increased included publishing (now representing 3.3 percent of the portfolio), computer software and services (15.5 percent) and retail (12.0 percent). Groups that were reduced include entertainment and gaming (1.0 percent), semiconductors (5.0 percent), autoparts (0.8 percent) and energy (1.8 percent). In view of the strength in technology it is noteworthy that the Fund's weighting in technology remained at approximately 30 percent of the portfolio. Although the Fund's portfolio manager remained positive on the outlook for technology stocks, profit taking offset appreciation and kept the group from becoming a larger proportion of the Fund.

   The convergence of two powerful new product cycles, Intel's Pentium microprocessor and Microsoft's Windows 95 operating system, will create demand for a number of new software applications and hardware products. What gives the current cycle unusual sustainability is that software development is helping to push hardware demand. Past cycles have been driven by new computer products that were held back by the lack of compelling software applications. Today software development is on the leading edge causing users to upgrade existing computer systems to take advantage of exciting new applications. Another feature that enhances the durability of the current cycle is that demand is much more broadly based. This is because personal computers have shifted from being helpful tools to where they have become critical pieces of communications equipment. As a result, consumers are the driving force today, just as commercial and industrial users led the buying in past cycles. It is consumer buying that has made Windows 95 such an explosive product. Corporations will soon follow, as will international markets that are rapidly adopting the latest standards. Order backlogs for most companies should insure that 1996 will be another year of strong growth.

OPPORTUNITIES IN SMALL CAP STOCKS

   While TCW believes the overall market has further upside, it is even more optimistic about the outlook for small cap stocks. Small caps have generally underperformed their larger counterparts over the last eighteen months, but the apparent bottoming of the dollar and the slowing of the domestic economy may soon reverse this trend. The weak dollar in 1994, together with the rebound in foreign economies, caused companies with international operations and export-oriented businesses to report significantly higher earnings gains than companies whose fortunes were tied solely to the U.S. Since small companies do not tend to have meaningful foreign exposure, large companies making up the Dow Jones Industrial Average and the S&P 500 Index outperformed small cap equities. The bottoming of the dollar that we seem to be experiencing may mark a major shift in leadership away from large multinationals. Domestically, slowing economic growth will also make it more difficult for large companies to show upside earnings surprises. One of the advantages of investing in small cap stocks is that in a slowing economy, such as what we expect for 1995, it is possible to construct a portfolio of companies that benefit from market niches which insulate them from swings in the overall economy. Small companies can offer a direct participation in exciting and rapidly growing areas that would not be "pure plays" for large companies with many diverse operations.

LOOKING AHEAD

   The Fund's investment adviser has a positive outlook for small cap growth stocks over the long term. This outlook is enhanced by the fact that valuations of small cap growth stocks today are unusually attractive in relation to expected rates of earnings growth. Because of their unique characteristics, small cap growth stocks should be at least a part of all diversified equity portfolios.

   We appreciate your support of the TCW/DW Small Cap Growth Fund and look forward to continuing to serve your financial needs and objectives.

                                               Very truly yours,

                                               /s/ Charles A. Fiumefreddo
                                               -------------------------------
                                               Charles A. Fiumefreddo
                                               Chairman of the Board

TCW/DW SMALL CAP GROWTH FUND
Portfolio of Investments August 31, 1995 (unaudited)
-----------------------------------------------------------------------------

 NUMBER OF
   SHARES                                            VALUE
-----------                                     --------------
             COMMON STOCKS (91.4%)
             AUTO PARTS - ORIGINAL EQUIPMENT
              (0.8%)
30,800       Titan Wheel International, Inc.  . $    823,900
                                                --------------
             BANKS - COMMERCIAL (0.6%)
60,000       Hibernia Corp. (Class A) .........     600,000
                                                --------------
             BEVERAGES (0.2%)
12,100       Odwalla, Inc. ....................     211,750
                                                --------------
             BEVERAGES - ALCOHOLIC (1.1%)
22,900       Canandaigua Wine Company, Inc.*  .   1,082,025
                                                --------------
             BREWERY (0.0%)
 1,600       Redhook Ale Brewery, Inc. ........      50,800
                                                --------------
             BROADCAST MEDIA (2.6%)
 2,100       American Radio Systems Corp.  ....      59,850
18,500       Lin Television Corporation*  .....     666,000
70,000       Westwood One, Inc.* ..............   1,295,000
16,900       Young Broadcasting, Inc.* ........     583,050
                                                --------------
                                                  2,603,900
                                                --------------
             BUSINESS SERVICES (0.4%)
31,700       Information Resources, Inc.  .....     404,175
                                                --------------
             COMMERCIAL SERVICES (4.2%)
21,600       Alternative Resources Corp.*  ....     642,600
19,200       America Online, Inc.* ............   1,262,400
19,400       Cambridge Technology Partners,
              Inc.*  ..........................     761,450
 7,500       Corrections Corp. of America  ....     337,500
11,100       Education Alternative, Inc.  .....     152,625
18,300       Interim Services, Inc. ...........     475,800
14,400       Robert Half International, Inc.*       408,600
17,800       Romac International, Inc. ........     280,350
                                                --------------
                                                  4,321,325
                                                --------------
             COMMUNICATIONS -
              EQUIPMENT & SOFTWARE (0.8%)
13,200       Ascend Communications, Inc.*  ....     848,100
                                                --------------
             COMPUTER SOFTWARE (11.4%)
18,200       Atria Software, Inc.* ............     928,200
 6,900       Broderbund Software, Inc.*  ......     505,425
 6,200       Business Objects S.A. (ADR)
              (France)  .......................     221,650
15,000       CBT Group PLC (ADR) (Ireland)*  ..     592,500
26,600       Computron Software, Inc. .........     498,750
16,100       Datastream Systems, Inc. .........     507,150
46,500       Frame Technology Corp.* ..........   1,209,000
18,200       General Magic, Inc.* .............     295,750
38,200       Learning Company (The)* ..........   2,234,700
22,100       Medic Computer Systems, Inc.*  ...     972,400
38,000       Netmanage, Inc.* .................     731,500
 4,600       Peoplesoft, Inc.* ................     317,400
44,600       Platinum Software Corp.* .........     518,475
23,900       Remedy Corp. .....................     800,650
32,800       Security Dynamics Technologies,
              Inc.*  ..........................   1,312,000
                                                --------------
                                                 11,645,550
                                                --------------






 NUMBER OF
   SHARES                                            VALUE
-----------                                     --------------
             COMPUTER SOFTWARE & SERVICES
              (4.1%)
11,700       ArcSys, Inc. ..................... $   468,000
23,700       Astea International, Inc. ........     402,900
 8,800       Discreet Logic, Inc. .............     354,200
 1,400       Firefox Communications, Inc.  ....      26,250
20,200       HNC Software, Inc. ...............     494,900
 2,200       Imnet Systems, Inc. ..............      40,700
 6,400       Inference Corp. (Class A) ........     113,600
 7,100       INSO Corp. .......................     441,975
12,700       Maxis, Inc. ......................     457,200
16,100       Netcom On Line Communications
              Services, Inc.  .................     601,738
 6,900       Open Environment Corp.. ..........     131,100
11,000       Performance Systems
              International, Inc.  ............     203,500
 3,100       Pure Software, Inc. ..............      86,025
 7,800       Summit Medical Systems Inc.  .....     120,900
16,900       Unison Software, Inc. ............     194,350
 2,500       Vantive Corp.. ...................      31,875
                                                --------------
                                                  4,169,213
                                                --------------
             COMPUTERS (2.8%)
37,700       Digital Link Corp.* ..............     867,100
27,100       Filenet Corp.* ...................   1,233,050
21,100       Xylogics, Inc.* ..................     733,225
                                                --------------
                                                  2,833,375
                                                --------------
             COMPUTERS - SYSTEMS (0.4%)
15,100       Peak Technologies Group (The)  ...     419,025
                                                --------------
             ELECTRICAL EQUIPMENT (1.1%)
11,700       Baldor Electric Co. ..............     408,038
30,000       Methode Electronics, Inc. (Class
              A)  .............................     697,500
                                                --------------
                                                  1,105,538
                                                --------------
             ELECTRONICS (2.7%)
40,000       Macromedia, Inc.* ................   1,980,000
24,600       Trimble Navigation Ltd.* .........     790,275
                                                --------------
                                                  2,770,275
                                                --------------
             ELECTRONICS - SEMICONDUCTORS
              (1.8%)
25,400       ASM Lithography Holding NV
              (Netherlands)  ..................   1,193,800
14,000       Oak Technology, Inc.* ............     612,500
 4,400       TelCom Semiconductor, Inc.  ......      56,650
                                                --------------
                                                  1,862,950
                                                --------------
             ELECTRONICS - SEMICONDUCTORS/
              COMPONENTS (3.0%)
21,000       C.P. Clare Corp.. ................     493,500
20,000       Maxim Integrated Products Inc.*  .   1,520,000
28,750       Microchip Technology, Inc.*  .....   1,085,312
                                                --------------
                                                  3,098,812
                                                --------------

TCW/DW SMALL CAP GROWTH FUND
Portfolio of Investments August 31, 1995 (unaudited) (continued)

 NUMBER OF
   SHARES                                            VALUE
-----------                                     --------------
             ENTERTAINMENT (1.7%)
34,000       Boomtown, Inc.* .................. $  382,500
40,000       Regal Cinemas, Inc.* .............  1,350,000
                                                --------------
                                                 1,732,500
                                                --------------
             ENTERTAINMENT/GAMING (1.0%)
22,200       Anchor Gaming* ...................    577,200
22,600       Primadonna Resorts, Inc.* ........    446,350
                                                --------------
                                                 1,023,550
                                                --------------
             FINANCIAL SERVICES (0.2%)
 1,000       Jayhawk Acceptance Corp. .........     14,500
14,200       MS Financial, Inc. ...............    179,275
                                                --------------
                                                   193,775
                                                --------------
             HEALTH EQUIPMENT & SERVICES
              (4.0%)
 6,700       APPS Dental, Inc. ................    180,900
64,600       Medaphis Corp.* ..................  1,453,500
30,000       Rotech Medical Corp.* ............    765,000
86,400       Thermolase Corp.* ................  1,717,200
                                                --------------
                                                 4,116,600
                                                --------------
             HEALTHCARE (2.6%)
35,700       HealthPlan Services Corp..  ......    664,912
12,600       Integrated Health Services, Inc.      376,425
46,600       MedPartners, Inc.* ...............  1,293,150
 6,900       Oxford Health Plans, Inc.*  ......    338,100
                                                --------------
                                                 2,672,587
                                                --------------
             HEALTHCARE PRODUCTS & SERVICES
              (0.5%)
21,800       AmeriSource Health Corp.* ........    485,050
                                                --------------
             HOSPITAL MANAGEMENT & HEALTH
              MAINTENANCE ORGANIZATIONS (3.0%)
38,000       American Oncology Resources, Inc.   1,434,500
21,700       Orthodontic Centers of America,
              Inc.  ...........................    618,450
25,300       PhyCor, Inc.* ....................  1,056,275
                                                --------------
                                                 3,109,225
                                                --------------
             HOSPITAL SUPPLY (0.5%)
21,800       Haemonetics Corp.. ...............    468,700
                                                --------------
             HOUSEHOLD PRODUCTS (2.3%)
25,000       Blyth Industries, Inc.* ..........  1,212,500
24,600       Department 56, Inc.* .............  1,088,550
                                                --------------
                                                 2,301,050
                                                --------------
             INSURANCE (0.8%)
22,000       Gallagher (Arthur J.) & Co.  .....    808,500
                                                --------------
             LIFE INSURANCE (0.7%)
16,000       CRA Managed Care, Inc. ...........    328,000
14,300       HealthWise America, Inc. .........    386,100
                                                --------------
                                                   714,100
                                                --------------
             MACHINERY - DIVERSIFIED (0.2%)
 7,700       AG Associates, Inc. .............. $  231,000
                                                --------------
             MEDIA GROUP (1.4%)
18,750       Clear Channel Communications,
              Inc.*  ..........................  1,399,219
                                                --------------
             MEDICAL EQUIPMENT (0.9%)
22,200       Thermo Cardiosystems, Inc.*  .....    874,125
                                                --------------






 NUMBER OF
   SHARES                                            VALUE
-----------                                     --------------
             MEDICAL PRODUCTS & SUPPLIES
              (2.5%)
25,000       Lincare Holdings, Inc.* ..........   743,750
30,000       Omnicare, Inc. ...................   997,500
28,700       Safeskin Corp.. ..................   473,550
15,700       Sola International, Inc.* ........   359,137
                                                --------------
                                                2,573,937
                                                --------------
             MEDICAL SERVICES (1.2%)
16,600       Gulf South Medical Supply Inc.*  .   456,500
20,900       Summit Care Corp.* ...............   480,700
11,300       Vencor, Inc.* ....................   334,763
                                                --------------
                                                1,271,963
                                                --------------
             OFFICE EQUIPMENT & SUPPLIES
              (0.7%)
20,000       Viking Office Products, Inc.*  ...   710,000
                                                --------------
             OIL DRILLING & SERVICES (0.9%)
41,200       Global Industries Ltd..* .........   885,800
                                                --------------
             OIL WELL - MACHINERY (0.9%)
70,700       Weatherford International, Inc.*     927,938
                                                --------------
             PHARMACEUTICALS (1.3%)
55,200       Dura-Pharmaceuticals, Inc.*  ..... 1,352,400
                                                --------------
             PROPERTY - CASUALTY INSURANCE
              (0.5%)
40,300       Crop Growers Corp.* ..............   554,125
                                                --------------
             PUBLISHING (3.3%)
60,000       Gartner Group Inc.* .............. 1,710,000
18,300       Nelson (Thomas), Inc. ............   466,650
32,000       Scientific Games Holding Corp.*  . 1,200,000
                                                --------------
                                                3,376,650
                                                --------------
             RESTAURANTS (2.3%)
16,700       Apple South, Inc. ................   407,063
30,000       Boston Chicken, Inc.* ............   720,000
 1,600       Logan's Roadhouse, Inc. ..........    25,200
20,000       Papa John's International, Inc.*     790,000
17,000       Rock Bottom Restaurants, Inc.*  ..   429,250
                                                --------------
                                                2,371,513
                                                --------------
             RETAIL (3.1%)
37,950       Renters Choice, Inc.* ............ 1,072,087
47,400       Stein Mart, Inc.* ................   645,825
32,900       Tiffany & Co. .................... 1,406,475
                                                --------------
                                                3,124,387
                                                --------------

TCW/DW SMALL CAP GROWTH FUND
Portfolio of Investments August 31, 1995 (unaudited) (continued)

 NUMBER OF
   SHARES                                            VALUE
-----------                                     --------------
             RETAIL - SPECIALTY (5.6%)
30,400       Bed, Bath & Beyond, Inc.* ........ $   828,400
55,800       Corporate Express, Inc.* .........   1,297,350
53,200       Hollywood Entertainment Corp.*  ..   1,489,600
28,500       Officemax, Inc.* .................     669,750
30,000       Petsmart, Inc.* ..................     900,000
13,200       Sunglass Hut International, Inc.*      559,350
                                                --------------
                                                  5,744,450
                                                --------------
             RETAIL - SPECIALTY
              APPAREL (3.3%)
27,200       Gymboree Corp. (The)* ............     812,600
49,050       Just for Feet, Inc.* .............   1,410,187
29,800       Kenneth Cole Productions, Inc.  ..   1,098,875
                                                --------------
                                                  3,321,662
                                                --------------
             SEMICONDUCTOR EQUIPMENT (0.1%)
 3,300       Paradigm Technology, Inc. ........     107,250
                                                --------------
             SEMICONDUCTORS (0.5%)
18,000       Aspen Technology, Inc.* ..........     472,500
                                                --------------

             TELECOMMUNICATIONS (4.1%)
25,700       Centennial Cellular Corp.*  ......     462,600
30,600       Epic Design Technology, Inc.*  ...   1,315,800
30,000       LCI International, Inc.* .........   1,196,250
14,800       Premisys Communications, Inc.  ...   1,198,800
                                                --------------
                                                  4,173,450
                                                --------------
             TELECOMMUNICATIONS EQUIPMENT
              (1.6%)
45,400       CIDCO Group, Inc.* ...............   1,577,650
                                                --------------
             TRANSPORTATION - MISCELLANEOUS
              (0.7%)
 9,800       Fritz Companies, Inc.* ...........     698,250
                                                --------------
             TRANSPORTATION -
              SHIPPING (1.0%)
48,600       Atlas Air, Inc. ..................   1,044,900
                                                --------------
             TOTAL COMMON STOCKS (IDENTIFIED
              COST $59,588,423)  ..............  93,269,519
                                                --------------

TCW/DW SMALL CAP GROWTH FUND
Portfolio of Investments August 31, 1995 (unaudited) (continued)

 PRINCIPAL
AMOUNT (IN
THOUSANDS)                                        VALUE
-----------                                       ------
               SHORT-TERM INVESTMENTS (8.1%)
               COMMERCIAL PAPER (a) (3.7%)
               INSURANCE
$1,800         Pacific Mutual Life Insurance
                5.70% due 09/15/95  ............. $1,796,010
 2,000         Prudential Funding Corp.
                5.78% due 09/11/95  .............  1,996,789
                                                  --------------
               TOTAL COMMERCIAL PAPER (AMORTIZED
                COST $3,792,799)  ...............  3,792,799
                                                  --------------
               REPURCHASE AGREEMENT (4.4%)
 4,512         The Bank of New York 5.8125% due
                09/01/95 (dated 08/31/95;
                proceeds $4,512,235;
                collateralized by $5,027,177
                Federal National Mortgage
                Association 5.76% due 04/25/19
                valued at $4,738,433)
                (Identified Cost $4,511,504)  ...  4,511,504
                                                 --------------
               TOTAL SHORT-TERM INVESTMENTS
                (IDENTIFIED COST $8,304,303)  ...  8,304,303
                                                 --------------
  TOTAL INVESTMENTS
     (IDENTIFIED COST
      $67,892,726) (B) ............   99.5%      101,573,822
 OTHER ASSETS IN EXCESS  OF
 LIABILITIES ......................    0.5           524,822
                                     --------   --------------
 NET ASSETS .......................  100.0%     $102,098,644
                                                ==============

---------------
   ADR  American Depository Receipt.
*   Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $67,892,726; the aggregate gross unrealized appreciation is $34,467,284 and the gross unrealized depreciation is $786,188, resulting in net unrealized appreciation of $33,681,096.

                      See Notes to Financial Statements

TCW/DW SMALL CAP GROWTH FUND
Financial Statements
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1995 (unaudited)
-----------------------------------------------------------------------------

 ASSETS:
Investments in securities, at value (identified
 cost $67,892,726) ............................. $101,573,822
Receivable for:
 Shares of beneficial interest sold ............      408,242
 Investments sold ..............................      299,850
 Dividends .....................................        1,443
Deferred organizational expenses ...............      105,980
Prepaid expenses ...............................       69,686
                                                 --------------
  TOTAL ASSETS .................................  102,459,023
                                                 --------------
LIABILITIES:
Payable for:
 Investments purchased .........................       88,991
 Plan of distribution fee ......................       80,777
 Shares of beneficial interest repurchased  ....       68,139
 Management fee ................................       50,168
 Investment advisory fee .......................       33,445
Accrued expenses ...............................       38,859
                                                 --------------
  TOTAL LIABILITIES ............................      360,379
                                                 --------------
NET ASSETS:
Paid-in-capital ................................   77,614,519
Net unrealized appreciation ....................   33,681,096
Accumulated net investment loss ................     (774,897)
Accumulated net realized loss ..................   (8,422,074)
                                                 --------------
  NET ASSETS ................................... $102,098,644
                                                 ==============
NET ASSET VALUE PER SHARE, 7,674,322 shares
 outstanding (unlimited shares authorized of
 $.01 par value) ............................... $      13.30
                                                 ==============

STATEMENT OF OPERATIONS
For the six months ended August 31, 1995 (unaudited)

 NET INVESTMENT INCOME:
 INCOME
  Interest ............................. $   223,783
  Dividends ............................      31,375
                                         -------------
   TOTAL INCOME ........................     255,158
                                         -------------
 EXPENSES ..............................
  Plan of distribution fee .............     413,058
  Management fee .......................     249,537
  Investment advisory fee ..............     166,358
  Transfer agent fees and expenses  ....      58,531
  Shareholder reports and notices  .....      36,042
  Professional fees ....................      35,267
  Trustees' fees and expenses ..........      28,661
  Organizational expenses ..............      18,889
  Registration fees ....................      11,429
  Custodian fees .......................       9,148
  Other ................................       3,135
                                         -------------
   TOTAL EXPENSES ......................   1,030,055
                                         -------------
   NET INVESTMENT LOSS .................    (774,897)
                                         -------------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain ....................   2,964,419
  Net change in unrealized appreciation   22,370,759
                                         -------------
   NET GAIN ............................  25,335,178
                                         -------------
   NET INCREASE ........................ $24,560,281
                                         =============


STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                                                  FOR THE SIX MONTHS ENDED    FOR THE YEAR
                                                                      AUGUST 31, 1995        ENDED FEBRUARY
                                                                        (UNAUDITED)             28, 1995
                                                                 ------------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
  Net investment loss .......................................... $   (774,897)             $(1,259,460)
  Net realized gain (loss) .....................................    2,964,419               (6,623,756)
  Net change in unrealized appreciation ........................   22,370,759                5,269,121
                                                                 ------------------------  -----------------
   Net increase (decrease) .....................................   24,560,281               (2,614,095)
                                                                 ------------------------  -----------------
 Net increase from transactions in shares of beneficial
 interest ......................................................    7,554,220                4,389,693
                                                                 ------------------------  -----------------
   Total increase ..............................................   32,114,501                1,775,598
NET ASSETS:
 Beginning of period ...........................................   69,984,143               68,208,545
                                                                 ------------------------  -----------------
 END OF PERIOD (including accumulated net investment loss of
  $774,897 and $0, respectively) ............................... $102,098,644              $69,984,143
                                                                 ========================  =================

                      See Notes to Financial Statements

TCW/DW SMALL CAP GROWTH FUND
Notes to Financial Statements August 31, 1995 (unaudited)
-----------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES -- TCW/DW Small Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993.

   The following is a summary of significant accounting policies:

  A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

  B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily and includes the accretion of discount on certain short-term securities.

  C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

  D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

  E. Organizational Expenses -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Co. Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of $170,413 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized by the Fund on the straight line method over a period not to exceed five years from the commencement of operations.

TCW/DW SMALL CAP GROWTH FUND
Notes to Financial Statements August 31, 1995 (unaudited) (continued)
-----------------------------------------------------------------------------

2. MANAGEMENT AGREEMENT -- Pursuant to a Management Agreement with the Manager, the Fund pays its Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

   Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT -- Pursuant to an Investment Advisory Agreement with TCW Funds Management, Inc. (the "Adviser"), the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

   Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION -- Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation accrued daily and payable monthly at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or
(b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

   Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

   The Distributor has informed the Fund that for the six months ended August 31, 1995, it received approximately $195,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

TCW/DW SMALL CAP GROWTH FUND
Notes to Financial Statements August 31, 1995 (unaudited) (continued)
-----------------------------------------------------------------------------

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES -- The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1995 aggregated $28,784,885 and $24,546,572, respectively.

   Dean Witter Trust Company, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At August 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $10,000.

6. SHARES OF BENEFICIAL INTEREST -- Transactions in shares of beneficial interest were as follows:

                       FOR THE SIX MONTHS                FOR THE YEAR
                              ENDED                          ENDED
                         AUGUST 31, 1995               FEBRUARY 28, 1995
                 -----------------------------  -----------------------------
                     SHARES          AMOUNT         SHARES          AMOUNT
                 -------------  --------------  -------------  --------------
Sold ...........  1,678,042     $ 19,870,602     2,644,412     $ 24,821,505
Repurchased  ... (1,074,125)     (12,316,382)   (2,196,969)     (20,431,812)
                 -------------  --------------  -------------  --------------
Net increase  ..    603,917     $  7,554,220       447,443     $  4,389,693
                 =============  ==============  =============  ==============

7. FEDERAL INCOME TAX STATUS -- At February 28, 1995, the Fund had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations as follows:

     AVAILABLE THROUGH FEBRUARY 28,
---------------------------------------
    2002         2003          TOTAL
----------  -------------  ------------
 $491,000   $10,597,000    $11,088,000
==========  =============  ============

   Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $299,000 during fiscal 1995. At February 28, 1995, the Fund had temporary book/tax differences primarily attributable to post-October losses and permanent book/tax differences attributable to a net operating loss.

TCW/DW SMALL CAP GROWTH FUND
Financial Highlights
-----------------------------------------------------------------------------

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE SIX MONTHS                      FOR THE PERIOD
                                                 ENDED           FOR THE YEAR      AUGUST 2, 1993*
                                            AUGUST 31, 1995          ENDED             THROUGH
                                              (UNAUDITED)      FEBRUARY 28, 1995  FEBRUARY 28, 1994
                                          ------------------  -----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ... $ 9.90              $10.30             $10.00
                                                              -----------------  -----------------
Net investment loss .....................  (0.10)              (0.18)             (0.07)
Net realized and unrealized gain (loss)     3.50               (0.22)              0.37
                                          ------------------  -----------------  -----------------
Total from investment operations  .......   3.40               (0.40)              0.30
                                          ------------------  -----------------  -----------------
Net asset value, end of period .......... $13.30              $ 9.90             $10.30
                                          ==================  =================  =================
TOTAL INVESTMENT RETURN+ ................  34.34 %(1)          (3.88)%             3.00 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................   2.48 %(2)           2.57 %             2.18 %(2)(3)
Net investment loss .....................  (1.86)%(2)          (2.04)%            (1.75)%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  $102,099            $69,984            $68,209
Portfolio turnover rate .................     33 %(1)            116 %               69 %(1)

---------------
    *   Commencement of operations.
    +   Does not reflect the deduction of sales charge.
   (1)  Not annualized.
   (2)  Annualized.
   (3) If the Fund had borne all its expenses that were assumed or waived by the Manager and Adviser, the above annualized expense and net investment loss ratios would have been 2.78% and 2.35%, respectively.

                      See Notes to Financial Statements








              (This page has been left blank intentiionally.)

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Sheldon Curtis
Vice President, Secretary and
General Counsel

Charles Larsen
Vice President

Douglas S. Foreman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

    TCW/DW

         SMALL CAP
         GROWTH FUND

           SEMIANNUAL REPORT
           AUGUST 31, 1995